Income Taxes - Disclosure of detailed information about recognized deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 22,723	$ 0
Net deferred tax asset (liability)	0	(382)
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	25,786	58,013
Deferred income tax liabilities	(3,063)	(58,395)
After Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	22,723	0
Deferred income tax liabilities	0	(382)
Net deferred tax asset (liability)	22,723	(382)
Mineral properties, plant, and equipment | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	15,031	46,129
Deferred income tax liabilities	0	(54,057)
Non-capital losses | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	2,411	7,412
Reclamation & closure provision | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	1,756	0
Special mining duties | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	3,623	0
Deferred income tax liabilities	(1,506)	0
Financing fees | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	1,937
Withholding tax | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	1,536	2,535
Debt | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(1,557)	(4,217)
Other | Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	1,429	0
Deferred income tax liabilities	$ 0	$ (121)